Derivative and Hedging Instruments - Gross Notional Amount by Remaining Term to Maturity (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 499,021	$ 440,077
Fair value, assets	8,667	8,546
Fair value, negative	(14,247)	(11,687)
Fair value, net	(5,580)	(3,141)
Credit equivalent amount	2,504	1,661
Capital requirement	49	28
Interest rate contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	381,707	345,768
Fair value, assets	5,590	6,319
Fair value, negative	(11,632)	(10,016)
Fair value, net	(6,042)	(3,697)
Credit equivalent amount	376	308
Capital requirement	10	7
Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Notional amount	87,582	70,138
Fair value, assets	2,726	2,141
Fair value, negative	(3,337)	(2,478)
Fair value, net	(611)	(337)
Credit equivalent amount	1,726	1,106
Capital requirement	36	19
Credit derivatives
Disclosure of detailed information about hedging instruments [line items]
Notional amount	114	131
Fair value, assets	2	4
Fair value, negative	0	0
Fair value, net	2	4
Credit equivalent amount	0	0
Capital requirement	0	0
Equity contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	29,732	24,171
Fair value, assets	732	584
Fair value, negative	(57)	(106)
Fair value, net	675	478
Credit equivalent amount	402	247
Capital requirement	3	2
OTC swap contracts | Interest rate contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	144,703	132,013
Fair value, assets	5,103	5,295
Fair value, negative	(6,976)	(6,850)
Fair value, net	(1,873)	(1,555)
Credit equivalent amount	323	300
Capital requirement	9	7
Cleared swap contracts | Interest rate contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	180,628	164,474
Fair value, assets	240	220
Fair value, negative	(189)	(180)
Fair value, net	51	40
Credit equivalent amount	0	0
Capital requirement	0	0
Forward contracts | Interest rate contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	41,689	33,991
Fair value, assets	231	771
Fair value, negative	(4,467)	(2,986)
Fair value, net	(4,236)	(2,215)
Credit equivalent amount	36	0
Capital requirement	1	0
Forward contracts | Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Notional amount	36,649	24,204
Fair value, assets	743	163
Fair value, negative	(628)	(299)
Fair value, net	115	(136)
Credit equivalent amount	698	19
Capital requirement	17	0
Futures | Interest rate contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	9,054	9,449
Fair value, assets	0	0
Fair value, negative	0	0
Fair value, net	0	0
Credit equivalent amount	0	0
Capital requirement	0	0
Futures | Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Notional amount	2,238	2,581
Fair value, assets	0	0
Fair value, negative	0	0
Fair value, net	0	0
Credit equivalent amount	0	0
Capital requirement	0	0
Futures | Equity contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	4,004	4,040
Fair value, assets	0	0
Fair value, negative	0	0
Fair value, net	0	0
Credit equivalent amount	0	0
Capital requirement	0	0
Options purchased | Interest rate contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	5,633	5,841
Fair value, assets	16	33
Fair value, negative	0	0
Fair value, net	16	33
Credit equivalent amount	17	8
Capital requirement	0	0
Options purchased | Equity contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	22,926	17,825
Fair value, assets	699	562
Fair value, negative	(43)	(28)
Fair value, net	656	534
Credit equivalent amount	375	215
Capital requirement	3	2
Swap contracts | Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Notional amount	48,695	43,353
Fair value, assets	1,983	1,978
Fair value, negative	(2,709)	(2,179)
Fair value, net	(726)	(201)
Credit equivalent amount	1,028	1,087
Capital requirement	19	19
Swap contracts | Equity contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	2,688	2,175
Fair value, assets	31	18
Fair value, negative	(14)	(78)
Fair value, net	17	(60)
Credit equivalent amount	27	32
Capital requirement	0	0
Subtotal including accrued interest
Disclosure of detailed information about hedging instruments [line items]
Notional amount	499,021	440,077
Fair value, assets	9,048	9,044
Fair value, negative	(15,026)	(12,600)
Fair value, net	(5,978)	(3,556)
Credit equivalent amount	2,504	1,661
Capital requirement	49	28
Less accrued interest
Disclosure of detailed information about hedging instruments [line items]
Notional amount	0	0
Fair value, assets	381	498
Fair value, negative	(779)	(913)
Fair value, net	(398)	(415)
Credit equivalent amount	0	0
Capital requirement	0	0
Less than 1 year
Disclosure of detailed information about hedging instruments [line items]
Notional amount	106,156	86,563
Fair value, assets	1,171	1,189
Fair value, negative	(2,320)	(1,561)
Less than 1 year | Interest rate contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	47,084	37,332
Less than 1 year | Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Notional amount	33,705	28,895
Less than 1 year | Credit derivatives
Disclosure of detailed information about hedging instruments [line items]
Notional amount	0	14
Less than 1 year | Equity contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	25,367	20,336
Less than 1 year | OTC swap contracts | Interest rate contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	6,999	4,645
Less than 1 year | Cleared swap contracts | Interest rate contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	9,507	4,634
Less than 1 year | Forward contracts | Interest rate contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	20,661	17,809
Less than 1 year | Forward contracts | Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Notional amount	29,423	24,204
Less than 1 year | Futures | Interest rate contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	9,054	9,449
Less than 1 year | Futures | Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Notional amount	2,238	2,581
Less than 1 year | Futures | Equity contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	4,004	4,040
Less than 1 year | Options purchased | Interest rate contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	863	795
Less than 1 year | Options purchased | Equity contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	19,437	14,830
Less than 1 year | Swap contracts | Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Notional amount	2,044	2,110
Less than 1 year | Swap contracts | Equity contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	1,926	1,452
Less than 1 year | Subtotal including accrued interest
Disclosure of detailed information about hedging instruments [line items]
Notional amount	106,156	86,563
Less than 1 year | Less accrued interest
Disclosure of detailed information about hedging instruments [line items]
Notional amount	0	0
1 to 5 years
Disclosure of detailed information about hedging instruments [line items]
Notional amount	97,369	87,166
1 to 5 years | Interest rate contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	78,166	71,549
1 to 5 years | Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Notional amount	14,838	11,782
1 to 5 years | Credit derivatives
Disclosure of detailed information about hedging instruments [line items]
Notional amount	114	117
1 to 5 years | Equity contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	4,365	3,835
1 to 5 years | OTC swap contracts | Interest rate contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	25,019	20,923
1 to 5 years | Cleared swap contracts | Interest rate contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	31,033	33,082
1 to 5 years | Forward contracts | Interest rate contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	21,028	16,182
1 to 5 years | Forward contracts | Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Notional amount	1,105	0
1 to 5 years | Futures | Interest rate contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	0	0
1 to 5 years | Futures | Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Notional amount	0	0
1 to 5 years | Futures | Equity contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	0	0
1 to 5 years | Options purchased | Interest rate contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	1,086	1,362
1 to 5 years | Options purchased | Equity contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	3,489	2,995
1 to 5 years | Swap contracts | Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Notional amount	13,733	11,782
1 to 5 years | Swap contracts | Equity contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	762	723
1 to 5 years | Subtotal including accrued interest
Disclosure of detailed information about hedging instruments [line items]
Notional amount	97,369	87,166
1 to 5 years | Less accrued interest
Disclosure of detailed information about hedging instruments [line items]
Notional amount	0	0
Over 5 years
Disclosure of detailed information about hedging instruments [line items]
Notional amount	295,496	266,348
Fair value, assets	6,283	6,181
Fair value, negative	(8,379)	(7,427)
Over 5 years | Interest rate contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	256,457	236,887
Over 5 years | Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Notional amount	39,039	29,461
Over 5 years | Credit derivatives
Disclosure of detailed information about hedging instruments [line items]
Notional amount	0	0
Over 5 years | Equity contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	0	0
Over 5 years | OTC swap contracts | Interest rate contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	112,685	106,445
Over 5 years | Cleared swap contracts | Interest rate contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	140,088	126,758
Over 5 years | Forward contracts | Interest rate contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	0	0
Over 5 years | Forward contracts | Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Notional amount	6,121	0
Over 5 years | Futures | Interest rate contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	0	0
Over 5 years | Futures | Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Notional amount	0	0
Over 5 years | Futures | Equity contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	0	0
Over 5 years | Options purchased | Interest rate contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	3,684	3,684
Over 5 years | Options purchased | Equity contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	0	0
Over 5 years | Swap contracts | Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Notional amount	32,918	29,461
Over 5 years | Swap contracts | Equity contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	0	0
Over 5 years | Subtotal including accrued interest
Disclosure of detailed information about hedging instruments [line items]
Notional amount	295,496	266,348
Over 5 years | Less accrued interest
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 0	$ 0